INCOME TAXES (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 27, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Tax benefit				$ 113,415	$ 134,728
Operating loss carryforwards				9,600,000
Income Tax Expense (Benefit)				(113,415)	(134,728)
Unrecognized tax benefits				0	0
Changes in unrecognized tax benefits				0	0
UNITED STATES
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Tax benefit
Operating loss carryforwards				9,588,164
Income Tax Expense (Benefit)
AUSTRALIA
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Tax benefit				0
Operating loss carryforwards				$ 25,128,485
Income tax rate				26.00%	27.50%
Income Tax Expense (Benefit)				$ 0
AUSTRALIA | Expire in 2024 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating loss carryforwards				7,200,000
AUSTRALIA | Not Expire [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating loss carryforwards				$ 2,400,000
CARES Act [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Income Tax Examination, Description	The CARES Act, among other things, permits NOL carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021.